                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2010
                                                     ---------------------------

Check here if Amendment          [ ];           Amendment Number:
                                                                 ---------------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Stadion Money Management, Inc.
                  --------------------------------------------------------------
Address:               1061 Cliff Dawson Rd
                  --------------------------------------------------------------
                       Watkinsville, GA 30677
                  --------------------------------------------------------------

                  --------------------------------------------------------------

Form 13F File Number:      28-11320
                              --------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                  Michael Isaac
                           --------------------------------------------
         Title:                 Chief Compliance Officer
                           --------------------------------------------
         Phone:                 (800) 222-7636
                           --------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Michael Isaac       Watkinsville, Georgia        May 11, 2010
         ----------------------  ----------------------  ----------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                              ----------------------------------

Form 13F Information Table Entry Total:              24
                                              ----------------------------------

Form 13F Information Table Value Total:       $      1,354,582
                                              ----------------------------------
                                                          (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         NONE



   COLUMN 1               COLUMN 2            COLUMN 3       COLUMN 4           COLUMN 5     COLUMN 6   COLUMN 7        COLUMN 8
                                                              VALUE      SHRS OR  SH/  PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS         CUSIP        (x$1,000)    PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------          --------------         -----        ---------    ------- ----  ---- ----------  -------- ------ ------  ----
 iShares TR Index         Brclys 20+ Yr      464287432           35.80        400 SH            SOLE                400
 iShares TR Index         Barclays 1-3 Yr    464287457           10.84        130 SH            SOLE                130
 iShares TR Index         MSCI EAFE Index    464287465        3,874.04     69,204 SH            SOLE             69,204
 iShares TR Index        Russell Midcap VL   464287473       15,198.36    376,850 SH            SOLE            376,850
 iShares TR Index        Russell Midcap GRW  464287481       44,602.98    919,270 SH            SOLE            919,270
 iShares TR Index         S&P MidCap 400     464287507       73,681.54    936,233 SH            SOLE            936,233
 iShares TR Index        S&P Midcap 400 GRW  464287606      117,315.99  1,382,791 SH            SOLE          1,382,791
 iShares TR Index         Russell 2000       464287655        8,626.06    127,228 SH            SOLE            127,228
 iShares TR Index        DJ US REAL EST      464287739       82,709.97  1,661,510 SH            SOLE          1,661,510
 iShares TR Index        DJ US FINL SEC      464287788       49,405.87    866,010 SH            SOLE            866,010
 iShares TR Index         JPMORGAN USD       464288281           11.47        110 SH            SOLE                110
 iShares TR Index        Barclays 10-20YR    464288653           14.00        130 SH            SOLE                130
 iShares TR Index         DJ AEROSPACE       464288760       19,116.47    330,506 SH            SOLE            330,506
Powershares QQQ Trust     UNIT SER 1         73935A104      142,959.64  2,968,431 SH            SOLE          2,968,431
SPDR S&P 500 ETF TR      UNIT SER 1 S&P      78462F103       51,256.53    438,090 SH            SOLE            438,090
 SPDR SERIES TRUST        DJ REIT ETF        78464A607       19,867.55    369,560 SH            SOLE            369,560
 SPDR SERIES TRUST        S&P RETAIL ETF     78464A714      177,786.75  4,304,764 SH            SOLE          4,304,764
 SPDR SERIES TRUST        S&P DIVID ETF      78464A763       71,216.02  1,444,251 SH            SOLE          1,444,251
 SPDR SERIES TRUST       SPDR KBW INS ETF    78464A789        2,476.84     60,001 SH            SOLE             60,001
SPDR DOW JONES INDL AVRG   ETF UT SER 1      78467X109       75,815.75    698,055 SH            SOLE            698,055
SPDR S&P MIDCAP 400 ETF  TR UTSER1 S&PDCRP   78467Y107      142,223.45    993,458 SH            SOLE            993,458
SELECT SECTOR SPDR TR     SBI CONS DISCR     81369Y407      136,030.18  4,142,210 SH            SOLE          4,142,210
SELECT SECTOR SPDR TR     SBI INT-FINL       81369Y605       19,986.15  1,253,050 SH            SOLE          1,253,050
SELECT SECTOR SPDR TR     SBI INT-INDS       81369Y704      100,359.66  3,212,537 SH            SOLE          3,212,537


REPORT SUMMARY          24 DATA RECORDS                   $  1,354,582           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

